Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 15. Subsequent Events

At-the-Market Offering

From April 2, 2025 through May 12, 2025, the Company raised approximately $0.9 million gross proceeds $0.9 million net of offering costs from the sale of 623,647 shares of the Company’s stock through its At-the-Market offering program.

Exercise of February 2025 Pre-Funded Warrants

On April 8, 2025, an investor exercised 402,000 of the February 2025 Pre-Funded Warrants, with proceeds from the exercise totaling $402.00. Only 344,000 February 2025 Pre-Funded Warrants remain unexercised.

Equity Line of Credit Purchase Agreement

As disclosed on a Form 8-K on April 25, 2025, the Company entered into a purchase agreement (the “Purchase Agreement”) and a registration rights agreement (the “Registration Rights Agreement”) with Lincoln Park Capital Fund, LLC (“Lincoln Park”) pursuant to which Lincoln Park committed to purchase up to $15.0 million in shares of our common stock, $0.0001 par value per share.

Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right, but not the obligation, to sell to Lincoln Park, and Lincoln Park is obligated to purchase, up to $15.0 million in shares of the Company’s common stock. Such sales of the Company’s common stock, if any, will be subject to certain limitations, and may occur from time to time, at the Company’s sole discretion, over the 36-month period commencing on the date that a registration statement covering the resale by Lincoln Park of shares that have been and may be issued under the Purchase Agreement is declared effective by the Securities and Exchange Commission (the “SEC”) and a final prospectus in connection therewith is filed and the other conditions in the Purchase Agreement are satisfied (the date on which all such conditions are satisfied, the “Commencement Date”).

After the Commencement Date, on any business day, the Company may direct Lincoln Park to purchase up to 40,000 shares of our common stock (each, a “Regular Purchase”); provided that the share amount under a Regular Purchase may be increased to up to 50,000 shares, up to 60,000 shares or up to 75,000 shares if the closing sale price of our common stock is not below $1.00, $1.75 or $2.50, respectively, on the business day on which we initiate the Regular Purchase. However, Lincoln Park’s maximum commitment in any single Regular Purchase may not exceed $500,000. Each Regular Purchase is subject to adjustment for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction as provided in the Purchase Agreement. The purchase price per share for each Regular Purchase will be 97% of the lower of (i) the lowest sale price of our common stock on the business day on which we initiate the Regular Purchase and (ii) the average of the three lowest closing sale prices of our common stock during the 10-business day period immediately preceding the business day on which we initiate the Regular Purchase. In addition to Regular Purchases, we may also direct Lincoln Park to purchase other amounts of common stock as accelerated purchases and as additional accelerated purchases, subject to limits specified in the Purchase Agreement, at a purchase price per share calculated as specified in the Purchase Agreement.

Sales of shares of the Company’s common stock to Lincoln Park under the Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including, among others, market conditions, the trading price of our common stock and our determination as to the appropriate sources of funding for our operations. The Company expects that any proceeds it receives from such sales will be used for working capital and general corporate purposes.

In addition, under applicable Nasdaq rules, the Company may not issue or sell to Lincoln Park under the Purchase Agreement more than 19.99% of the shares of our common stock outstanding immediately prior to the execution of the Purchase Agreement (the “Exchange Cap”), unless (i) the Company obtains stockholder approval to issue shares in excess of the Exchange Cap or (ii) the average price of all applicable sales of our common stock to Lincoln Park under the Purchase Agreement equals or exceeds $1.25 per share (which represents the lower of (A) the official closing price of our common stock on Nasdaq immediately preceding the signing of the Purchase Agreement and (B) the average official closing price of our common stock on Nasdaq for the five consecutive trading days ending on the trading day immediately preceding the date of the Purchase Agreement). In any event, the Purchase Agreement specifically provides that the Company may not issue or sell any shares of its common stock under the Purchase Agreement if such issuance or sale would breach any applicable Nasdaq rules.

Lincoln Park has no right to require the Company to sell any shares of its common stock to Lincoln Park, but Lincoln Park is obligated to make purchases as the Company directs, subject to the conditions and limitations in the Purchase Agreement including beneficial ownership limitations.

In connection with entering into the Purchase Agreement, on April 25, 2025, the Company issued 236,406 shares of its common stock to Lincoln Park in consideration for its commitment to purchase shares under the Purchase Agreement.

Note 18. Subsequent Events

At-the-Market Offering

From January 2, 2025 through January 30, 2025, the Company raised approximately $0.9 million gross proceeds ($0.9 net of offering fees) from the sale of 483,755 shares of the Company’s common stock through its At-the-Market offering program. As a result of the February 3, 2025 registered direct offering (see below), the Company cannot sell any shares under the At-the-Market offering program for a period of 60 days from the February 3, 2025. Since the initial shelf-registration in August 2024, the Company has, as of the date of this filing, raised approximately $5.5 million gross proceeds under the At-the-Market offering program, issuing approximately 2.3 million shares, for net proceeds of approximately $5.3 million.

February 2025 Registered Direct Offering

On January 31, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with an institutional investor (the “Purchaser”), pursuant to which the Company issued to the Purchaser, (i) in a registered direct offering, 713,000 shares of the Company’s common stock (the “Shares”), par value $0.0001 per share (“Common Stock”), and pre-funded warrants to purchase 2,816,412 shares of Common Stock with an exercise price of $0.001 per share, and (ii) in a concurrent private placement, warrants to purchase 3,529,412 shares of Common Stock (the “Common Warrants”) with an exercise price of $1.70. Such registered direct offering and concurrent private placement are referred to herein as the “February 2025 Transaction.” The offering was made without an underwriter or a placement agent and we are not paying underwriting discounts or commissions. We were required to pay to H.C. Wainwright & Co. a cash fee equal to 7.0% of the aggregate gross proceeds in this offering and issue Wainwright warrants to purchase 247,059 shares of Common Stock at an exercise price of $2.125 per share. The Company received aggregate gross proceeds from the February 2025 Transaction of approximately $6.0 million, before deducting estimated offering expenses payable by the Company.

Nasdaq Decision Letter

As disclosed in a current report on Form 8-K on March 13, 2025, on March 11, 2025, the Company received a decision letter (the “Letter”) from the Nasdaq Hearings Panel (the “Panel”), granting the Company’s request to continue its listing on The Nasdaq Stock Market (“Nasdaq”), subject to certain conditions. The Panel’s decision provides the Company with an exception until June 22, 2025, to demonstrate compliance with Nasdaq Listing Rule 5550(b)(2) (the “MVLS Rule”), which requires a Market Value of Listed Securities of at least $35 million. The Panel reviewed the Company’s compliance plan, which includes the continuation of fund-raising efforts that began in 2024, and strategies for achieving long-term compliance with the MVLS Rule. As part of the conditions outlined in the Panel’s decision, the Company is required to, on or before June 22, 2025:

●	file a public disclosure describing the transactions undertaken to increase its equity and providing an indication of its equity following those transactions, and

●	provide the Panel with an update on its fundraising plans and updated income projections for the next 12 months, with all underlying assumptions clearly stated.

The Company is taking steps to address the conditions outlined in the Letter and remains confident in its ability to meet all applicable requirements within the specified timeframes.